NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
September 30, 2022
(Unaudited)
	Shares	Value
COMMON STOCKS − 94.0%
Alternate Energy — 74.5%
Energy Storage — 0.5%
Panasonic Holdings Corp. (Japan) ADR	225,000	$1,586,250
QuantumScape Corp.*	25,000	210,250
		1,796,500
Renewable Energy Power Producers & Developers — 69.1%
Acciona SA (Spain)	85,000	14,939,263
Algonquin Power & Utilities Corp. (Canada)	150,000	1,636,500
Atlantica Sustainable Infrastructure PLC (United Kingdom)**	500,000	13,150,000
Avangrid, Inc.	375,000	15,637,500
Boralex, Inc., Class A (Canada)	125,000	3,969,848
Brookfield Renewable Corp., Class A (Canada)	450,000	14,706,000
Brookfield Renewable Partners LP (Bermuda/Canada)***	550,000	17,215,000
Clearway Energy, Inc., Class A	625,000	18,187,500
EDP Renovaveis SA (Spain/Portugal)	825,000	16,970,393
Enel SpA (Italy)	3,100,000	12,713,798
Eversource Energy	200,000	15,592,000
Iberdrola SA (Spain)	1,900,247	17,718,253
Infratil Ltd. (New Zealand)	2,000,000	9,676,760
Innergex Renewable Energy, Inc. (Canada)	1,200,000	15,237,600
Manawa Energy Ltd. (New Zealand)	650,000	2,067,327
NextEra Energy Partners LP**,***	275,000	19,885,250
Northland Power, Inc. (Canada)	325,000	9,512,750
Orsted A/S (Denmark)	165,000	13,150,627
TransAlta Renewables, Inc. (Canada)	1,200,000	12,799,440
		244,765,809
Solar Photovoltaic — 0.7%
Canadian Solar, Inc. (Canada)*	50,000	1,862,500
Shoals Technologies Group, Inc., Class A*	25,000	538,750
		2,401,250
Wind Turbines — 4.2%
Siemens Gamesa Renewable Energy SA (Spain)*	340,000	5,927,869
Vestas Wind Systems A/S (Denmark)	500,000	9,206,430
		15,134,299
Total Alternate Energy		264,097,858
Energy Management — 5.7%
ABB Ltd. (Switzerland) SP ADR	50,000	1,283,000
Hydro One Ltd. (Canada)	125,000	3,057,500
Siemens AG (Germany)	50,000	4,887,144
The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
(Unaudited)
	Shares	Value
Terna-Rete Elettrica Nazionale SPA (Italy)	1,230,000	$7,491,351
Trane Technologies PLC (Ireland)	25,000	3,620,250
		20,339,245
Sustainable Energy Financial Services — 4.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	475,000	14,216,750
		14,216,750
Energy Conservation — 3.8%
Carrier Global Corp.	20,000	711,200
Johnson Controls International PLC (Ireland)	40,000	1,968,800
Owens Corning, Inc.	25,000	1,965,250
Signify NV (Netherlands)	340,000	8,750,712
		13,395,962
Water Systems & Utilities — 3.7%
American Water Works Co., Inc.	25,000	3,254,000
Veolia Environnement SA (France) ADR	425,000	8,117,500
Xylem, Inc.	20,000	1,747,200
		13,118,700
Transportation — 2.0%
BYD Co. Ltd. (China) ADR	125,000	6,143,750
Shimano, Inc. (Japan) ADR	50,000	784,000
		6,927,750
Recycling & Waste Management — 0.3%
Sims Ltd. (Australia) SP ADR	125,000	1,096,250
		1,096,250
Total Common Stocks (Cost $312,613,067)		333,192,515
	Par
CERTIFICATES OF DEPOSIT − 0.1%
Socially Concerned Banks — 0.1%
Alternatives Federal Credit Union 0.05% due 03/13/23	$ 200,000	200,000
Self Help Credit Union 0.40% due 12/30/22	100,000	100,000
Total Certificates of Deposit (Cost $300,000)		300,000
Investments in Securities (Cost $312,913,067) — 94.1%		333,492,515
Other Assets in Excess of Liabilities — 5.9%		20,768,887
Net Assets — 100.0%		$354,261,402
The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2022
(Unaudited)
*	Non-income producing security.
**	These entities are commonly known as “Yieldco’s”. Yieldco’s are companies formed to own operating power assets which sell most of their electric production to major utilities under long term power purchase agreements. They are expected to pay most of their earnings in dividends to shareholders. They are similar in structure to Real Estate Investment Trusts (REITs).
***	Master Limited Partnership
ADR	-American Depositary Receipts
LP	-Limited Partnership
PLC	-Public Limited Company
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts
The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022
(Unaudited)
1) PORTFOLIO VALUATION –The NewAlternatives Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are valued based on amortized cost.Certificates of Deposit securities are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.
Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.
If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor, under methods established by and under the general supervision of the Trust’s Board of Trustees. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. The Fund does not invest in unlisted securities.
2) FAIR VALUE MEASUREMENTS – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022
(Unaudited)
•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactivemarket, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
	Total Value at 09/30/2022	Level 1 - Quoted Price	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Common Stocks
Alternate Energy	$264,097,858	$157,757,290	$106,340,568	$—
Energy Management	20,339,245	7,960,750	12,378,495	—
Sustainable Energy Financial Services	14,216,750	14,216,750	—	—
Energy Conservation	13,395,962	4,645,250	8,750,712	—
Water Systems & Utilities	13,118,700	13,118,700	—	—
Transportation	6,927,750	6,927,750	—	—
Recycling & Waste Management	1,096,250	1,096,250	—	—
Certificates of Deposit	300,000	—	300,000	—
Total	$333,492,515	$205,722,740	$127,769,775	$—
At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at September 30, 2022, and

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022
(Unaudited)
therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period. The Fund did not hold any Level 3 categorized securities during the period ended September 30, 2022.